Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1]	500,000,000	500,000,000
Common stock, shares issued	[1]	495,454,546	437,735,093
Common stock, shares outstanding	[1]	495,454,546	437,735,093
Preferred A Stock
Preferred A Stock, Par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Preferred A Stock, shares authorized	[1]	12,500,000	12,500,000
Preferred A Stock, shares outstanding	[1]	10,463,363	7,576,999

[1]	The number of shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1